LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

5.	LEASES

The Company’s leases consist of operating leases for office space and office equipment, with operating lease for terms between 2 to 5 years. As the operating lease does not provide an implicit interest rate, management estimated a current borrowing rate of 3.5% in determining the present value of the lease.

Right-of-use assets consist of the following:

	As of June 30, 2022	As of December 31, 2021
Office space	$96,232	$81,897
Office equipment	6,666	7,038
	102,898	88,935
Less: Accumulated amortization	(9,414)	(54,167)
Balance at end of period/year	$93,484	$34,768

Lease liabilities consist of the following:

	As of June 30, 2022	As of December 31, 2021

Lease payments
Office space	$94,951	$29,102
Office equipment	3,338	4,387
Total lease payments	98,289	33,489
Less: discount	(4,421)	(624)
Lease obligation	93,868	32,865
Less: current obligations	(17,682)	(30,289)
Lease obligation, net of current portion	$76,186	$2,576

5.	LEASES

The Company capitalizes all leased assets pursuant to ASU 2016-02, “Leases (Topic 842),” which requires lessees to recognize right-of-use assets and lease liability, initially measured at present value of the lease payments, on its balance sheet for leases with terms longer than 12 months and classified as either financing or operating leases.

The Company lease consist of operating lease for office space and office equipment, with operating lease for terms between 2 to 5 years. As the operating lease does not provide implicit interest rate, management estimated a current borrowing rate of 3.5% in determining the present value of the lease.

Right-of-use assets consist of the following:

	As of December 31, 2021	As of December 31, 2020

Office space	$81,897	$92,343
Office equipment	7,038	7,821
	88,935	100,164
Less: Accumulated amortization	(54,167)	(12,064)
Balance at end of year	$34,768	$88,100

Lease liabilities consist of the following:

	2022	2023	2024	2025	As of December 31, 2021

Lease payments
Office space	29,102	—	—	—	29,102
Office equipment	1,727	1,727	697	236	4,387
Total lease payments	30,829	1,727	697	236	33,489
Less: discount					(624)
Lease obligation					32,865
Less: current obligations					(30,289)
Lease obligation, net of current portion					2,576